INVESTMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale
Amortized Cost	$ 1,355,128	$ 1,306,938
Fair Value	1,535,006	1,453,961
Gross Unrealized Gains	186,067	155,358
Gross Unrealized Losses	(6,189)	(8,335)
Held-to-maturity
Amortized Cost	260,226	309,258
Fair Value	260,981	303,384
Gross Unrecognized Gains	1,219	939
Gross Unrecognized Losses	(464)	(6,813)
Trading securities
Amortized Cost	7	13
Fair Value	7	15
Total fixed income and equity securities
Amortized Cost	1,615,361	1,616,209
Fair Value	1,795,994	1,757,360
Gross Unrealized Gains	187,286	156,297
Gross Unrealized Losses	(6,653)	(15,148)
U.S. treasuries
Available-for-sale
Amortized Cost	15,721	15,771
Fair Value	16,172	15,824
Gross Unrealized Gains	459	244
Gross Unrealized Losses	(8)	(191)
U.S. Agencies:
Available-for-sale
Amortized Cost	112,975	103,133
Fair Value	113,819	102,213
Gross Unrealized Gains	844	869
Gross Unrealized Losses		(1,789)
Held-to-maturity
Amortized Cost	243,571	288,407
Fair Value	244,656	282,326
Gross Unrecognized Gains	1,085	607
Gross Unrecognized Losses		(6,688)
Non-U.S. govt. & agency
Available-for-sale
Amortized Cost	6,403	1,442
Fair Value	6,697	1,557
Gross Unrealized Gains	294	115
Mtge/ABS/CMO
Available-for-sale
Amortized Cost	287,459	290,858
Fair Value	305,939	304,056
Gross Unrealized Gains	18,480	14,041
Gross Unrealized Losses		(843)
Trading securities
Amortized Cost	7	13
Fair Value	7	15
Corporate:
Available-for-sale
Amortized Cost	439,079	448,209
Fair Value	467,100	471,376
Gross Unrealized Gains	31,640	26,144
Gross Unrealized Losses	(3,619)	(2,977)
Held-to-maturity
Amortized Cost	15,000	15,000
Fair Value	14,536	14,975
Gross Unrecognized Gains		100
Gross Unrecognized Losses	(464)	(125)
States, political subdivisions & revenues
Available-for-sale
Amortized Cost	224,091	234,456
Fair Value	236,590	237,038
Gross Unrealized Gains	12,517	4,823
Gross Unrealized Losses	(18)	(2,241)
Held-to-maturity
Amortized Cost	1,655	5,851
Fair Value	1,789	6,083
Gross Unrecognized Gains	134	232
Fixed maturities
Available-for-sale
Amortized Cost	1,085,728	1,093,869
Fair Value	1,146,317	1,132,064
Gross Unrealized Gains	64,234	46,236
Gross Unrealized Losses	(3,645)	(8,041)
Equity securities
Available-for-sale
Amortized Cost	269,400	213,069
Fair Value	388,689	321,897
Gross Unrealized Gains	121,833	109,122
Gross Unrealized Losses	$ (2,544)	$ (294)